Bank credit lines, loan facilities and notes (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company had the following debt outstanding as of June 30, 2025 and December 31, 2024:

		Interest rate as of		Principal amount
	Maturity Date	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
				(in thousands)
Senior Secured Term Loan	July 2028	6.296%	6.329%	$931,569	$946,450
Senior Secured Notes (the "2026 Notes")	July 2026	2.875%	2.875%	500,000	500,000
Senior Secured Notes (the "2027 Notes")*	May 2027	5.809%	5.809%	750,000	750,000
Senior Secured Notes (the "2029 Notes")*	May 2029	5.849%	5.849%	750,000	750,000
Senior Secured Notes (the "2034 Notes")*	May 2034	6.000%	6.000%	500,000	500,000
Total debt				3,431,569	3,446,450
Less current portion of debt				(29,762)	(29,762)
Total long-term debt				3,401,807	3,416,688
Less debt issuance costs and debt discount				(17,319)	(20,290)
Total long-term debt, net				$3,384,488	$3,396,398
*Issued May 8, 2024
During the quarter ended June 30, 2025, the Company drew down $nil (December 31, 2024: $318.0 million) of the senior secured revolving loan facility and repaid $nil (year ended December 31, 2024: $373.0 million) as shown below. As at June 30, 2025, $nil (year ended December 31, 2024: $nil) was drawn under the senior secured revolving loan facility.

	Drawdown	Repayment	Closing Balance
	(in thousands)
Balance at January 1, 2024			$55,000
Quarter 1, 2024	$50,000	$(55,000)	$50,000
Quarter 2, 2024	143,000	(193,000)	—
Quarter 3, 2024	50,000	(50,000)	—
Quarter 4, 2024	75,000	(75,000)	—
Total drawdown / (repayments) in 2024	318,000	(373,000)
Quarter 1, 2025	50,000	(50,000)	—
Quarter 2, 2025	—	—	—
Total drawdown / (repayments) in 2025	$50,000	$(50,000)

Schedule of Contractual Maturities of Debt
As of June 30, 2025, the contractual maturities of the Company's debt obligations were as follows:

Contractual maturities of debt	(in thousands)
2025 (remaining)	$14,881
2026	529,762
2027	779,762
2028	857,164
2029 and thereafter	1,250,000
Total	$3,431,569

Schedule of Principal Payments on Debt Instrument
Principal repayments on the senior secured term loan, comprising mandatory and voluntary repayments, during the six months ended June 30, 2025 and year ended December 31, 2024 were as follows:

Principal repayments	(in thousands)
Quarter 1, 2024	$(275,000)
Quarter 2, 2024	(2,014,882)
Quarter 3, 2024	(7,441)
Quarter 4, 2024	(7,440)
Total repayments in 2024	(2,304,763)
Quarter 1, 2025	(7,440)
Quarter 2, 2025	(7,441)
Total repayments in 2025	$(14,881)